REVENUE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold	$ 1,329,319	$ 729,370
Silver	2,505	1,012
Total sales revenue	$ 1,331,824	$ 730,382
Single customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's gold revenue	0.86	0.87